Consolidated Statements of Changes in Shareholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
Balance at Dec. 31, 2019	$ 54	$ 27,050	$ (884)	$ (3,080)	$ (1,204)	$ 21,936
Balance (in Shares) at Dec. 31, 2019	19,896
Comprehensive income			362	5,383		5,745
Dividend paid (Note 6c)				(4,775)		(4,775)
Employees share-based compensation expenses		213				213
Exercise of options issued to employees from treasury shares		(61)			61
Exercise of options issued to employees from treasury shares (in Shares)	90
Balance at Dec. 31, 2020	$ 54	27,202	(522)	(2,472)	(1,143)	23,119
Balance (in Shares) at Dec. 31, 2020	19,986
Comprehensive income			(314)	5,947		5,633
Dividend paid (Note 6c)				(5,197)		(5,197)
Employees share-based compensation expenses		171				171
Exercise of options issued to employees from treasury shares		(49)			49
Exercise of options issued to employees from treasury shares (in Shares)	71
Balance at Dec. 31, 2021	$ 54	27,324	(836)	(1,722)	(1,094)	23,726
Balance (in Shares) at Dec. 31, 2021	20,057
Comprehensive income			(237)	5,287		5,050
Dividend paid (Note 6c)				(5,227)		(5,227)
Employees share-based compensation expenses		258				258
Exercise of options issued to employees from treasury shares		(36)			36
Exercise of options issued to employees from treasury shares (in Shares)	67
Balance at Dec. 31, 2022	$ 54	$ 27,546	$ (1,073)	$ (1,662)	$ (1,058)	$ 23,807
Balance (in Shares) at Dec. 31, 2022	20,124